Earnings per Share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Earnings per Share

10.            Earnings per Share:

The computation of basic earnings per share is based on the weighted average number of common shares outstanding for the six-month periods ended June 30, 2024 and 2025. The calculation of basic earnings per share does not consider the non-vested shares as outstanding until the time-based vesting restriction has lapsed. Diluted earnings per share gives effect to stock awards and restricted stock units using the treasury stock method, unless the impact is anti-dilutive.

Additionally, the Convertible Notes were not considered participating securities and were therefore excluded from the computation of basic earnings per share for the six months ended June 30, 2024. The Company also determined that, with respect to the Convertible Notes, the presumption of share settlement is not overcome. Accordingly, the Company applied the if-converted method and included the potential shares issuable upon conversion of the Convertible Notes in the calculation of diluted earnings per share for the six months ended June 30, 2024, except where the impact of such shares was anti-dilutive.

The Company calculates basic and diluted earnings per share as follows:

	Six months ended June 30,
	2024	2025
Income :
Net income	$180,936	$501

Basic earnings per share:
Weighted average common shares outstanding, basic	96,670,823	116,583,497
Basic earnings per share	$1.87	$0.00

Effect of dilutive securities:
Convertible Notes	2,690,362	—
Dilutive effect of non vested shares	355,797	171,945
Dilutive potential common shares	3,046,159	171,945

Weighted average common shares outstanding, diluted	99,716,982	116,755,442

Diluted earnings per share	$1.82	$0.00